6. Equity: Schedule of Stock by Class (Tables)	6 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Stock by Class	Schedule of Stock by Class
Designation	Par value	Shares
Common	$0.00001	2,900,000,000
Preferred Stock Class, Series A	$0.0001	10,000,000
Preferred Stock Class, Series B	$0.001	90,000,000